BLACKROCK FUNDS III

BlackRock S&P 500 Stock Fund (the “Fund”)

Supplement dated March 12, 2014 to the Prospectus of the Fund, dated April 30, 2013

Effective as of March 21, 2014, the Fund’s investment advisor and administrator (together, “BlackRock”) will be reducing certain expenses of Investor A Shares, Institutional Shares, Investor C1 Shares, Service Shares and Class K Shares of the Fund, as described further below.

BlackRock will reduce its administration fee. Accordingly, the Fund’s prospectus is amended as follows:

The section of the Fund’s prospectus for Investor A and Institutional Shares entitled “Fund Overview — Key Facts About BlackRock S&P 500 Stock Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses Administration Fees Independent Expenses[2]	0.08% 0.07% 0.01%	0.08% 0.07% 0.01%
Total Annual Fund Operating Expenses	0.38%	0.13%
Fee Waivers and/or Expense Reimbursements[2]	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.37%	0.12%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[2]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$38	$121	$212	$479
Institutional Shares	$12	$ 41	$ 72	$165

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

The section of the Fund’s prospectus for Investor C1 Shares entitled “Fund Overview — Key Facts About BlackRock S&P 500 Stock Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	1.00%	[1]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]	Investor C1 Shares
Management Fee[2]	0.05%
Distribution and/or Service (12b-1) Fees	0.90%
Other Expenses Administration Fees Independent Expenses[3]	0.15% 0.14% 0.01%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers and/or Expense Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	1.09%
[1]	There is no contingent deferred sales charge (“CDSC”) on Investor C1 Shares after one year.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[3]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$211	$349	$605	$1,339

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$111	$349	$605	$1,339

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

2

The section of the Fund’s prospectus for Service Shares entitled “Fund Overview — Key Facts About BlackRock S&P 500 Stock Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses Administration Fees Independent Expenses[2]	0.05% 0.04% 0.01%
Total Annual Fund Operating Expenses	0.25%
Fee Waivers and/or Expense Reimbursements[2]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.24%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[2]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$25	$79	$140	$317

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

3

The section of the Fund’s prospectus for Class K Shares entitled “Fund Overview — Key Facts About BlackRock S&P 500 Stock Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses Administration Fees Independent Expenses[2]	0.01% — 0.01%
Total Annual Fund Operating Expenses	0.06%
Fee Waivers and/or Expense Reimbursements[2]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.05%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[2]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$5	$18	$33	$76

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

The section of the Fund’s prospectus for Investor A and Institutional Shares entitled “Management of the Fund — Administrative Services” is revised as follows:

The first sentence of the second paragraph is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Investor A and Institutional Shares of the Fund.

4

The section of the Fund’s prospectus for Investor C1 Shares entitled “Management of the Fund — Administrative Services” is revised as follows:

The first sentence of the second paragraph is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.14% of the average daily net assets of the Investor C1 Shares of the Fund.

The section of the Fund’s prospectus for Service Shares entitled “Management of the Fund — Administrative Services” is revised as follows:

The first sentence of the second paragraph is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.04% of the average daily net assets of the Service Shares of the Fund.

The section of the Fund’s prospectus for Class K Shares entitled “Management of the Fund — Administrative Services” is revised as follows:

The first sentence of the second paragraph is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.00% of the average daily net assets of the Class K Shares of the Fund.

Shareholders should retain this Supplement for future reference.

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PRO-S&P500-0314SUP